TRADE RECEIVABLES - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables
Trade receivables	R$ 5,737.5	R$ 5,304.7
Bad debt provision	(679.1)	(668.3)
Net, trade receivables	5,058.4	4,636.4
Related parties (Note 31)	290.7	155.2
Total current trade receivables	R$ 5,349.1	R$ 4,791.6